INTANGIBLE ASSETS - Schedule of Changes in Intangible Assets (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	$ 3,811,125
Ending balance	8,710,863	$ 3,811,125
Software | Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	24,401,383	23,498,322
Additions	6,410,068	903,061
Disposal	(16,592,952)
Ending balance	14,218,499	24,401,383
Software | Accumulated depreciation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(20,590,258)	(18,956,513)
Disposal	16,592,952
Amortization	(1,510,330)	(1,633,745)
Ending balance	(5,507,636)	(20,590,258)
Beginning balance	3,811,125
Ending balance	$ 8,710,863	$ 3,811,125